Investments in associates - Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [abstract]
Balance - January 1	$ 125,354	$ 119,219
Acquisitions	2,361	4,478
Exercise of warrants	0	1,437
Share of loss	(2,438)	(3,950)
Share of other comprehensive loss	(1,368)	(1,665)
Net gain on ownership dilution	3,604	1,847
Gain on deemed disposals	11,854	0
Transfers to other investments	(15,343)	0
Deemed issuance of Osisko common shares held by an associate	0	6,100
Impairment	(2,361)	(2,112)
Investments in associates held by Osisko Development and deconsolidated on September 30, 2022	(8,900)	0
Reclassification of interest held by the Company in Osisko Development	207,000	0
Balance - December 31	$ 319,763	$ 125,354